VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—7.0%
U.S. Treasury Notes
1.625%, 2/15/26(2)	$94,235	$93,999
4.625%, 6/30/26	65,340	65,679
4.375%, 8/15/26	61,245	61,535
4.250%, 11/30/26	11,720	11,792
3.875%, 5/31/27	75,435	75,821
2.750%, 5/31/29	20,715	20,160
Total U.S. Government Securities (Identified Cost $327,573)		328,986

Foreign Government Securities—5.9%
Arab Republic of Egypt
144A 7.600%, 3/1/29(3)	5,032	5,354
144A 5.875%, 2/16/31(3)	1,515	1,514
Benin Government International Bond 144A 7.960%, 2/13/38(3)	667	693
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)(5)	1,584	416
RegS 7.750%, 10/13/19(4)(5)	4,851	1,273
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	58,780 BRL	9,436
Czech Republic Government Bond 1.750%, 6/23/32	227,610 CZK	9,532
Dominican Republic
144A 5.500%, 2/22/29(3)	2,312	2,339
144A 4.500%, 1/30/30(3)	1,898	1,856
144A 4.875%, 9/23/32(3)	1,469	1,414
144A 6.950%, 3/15/37(3)	1,361	1,464
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(3)	8,334	8,476
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(4)	890	953
Federative Republic of Brazil
3.875%, 6/12/30	2,264	2,162
6.000%, 10/20/33	7,797	7,881
Government of Jamaica 6.750%, 4/28/28	2,000	2,053
Hungary Government International Bond
144A 6.125%, 5/22/28(3)	6,522	6,769
144A 6.250%, 9/22/32(3)	2,815	2,996
RegS 2.125%, 9/22/31(5)	3,009	2,586
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	1,788	1,781
Kingdom of Bahrain 144A 6.750%, 9/20/29(3)	4,350	4,527
	Par Value(1)	Value

Foreign Government Securities—continued
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(3)	$3,517	$3,534
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(3)	3,290	3,385
Malaysia Government Bond 2.632%, 4/15/31	40,400 MYR	9,615
Mex Bonos Desarr 8.500%, 5/31/29	172,540 MXN	9,668
Republic of Angola
144A 8.250%, 5/9/28(3)	2,812	2,824
144A 9.244%, 1/15/31(3)	2,411	2,430
Republic of Argentina 0.750%, 7/9/30(6)	16,209	13,810
Republic of Armenia 144A 3.950%, 9/26/29(3)	1,226	1,169
Republic of Colombia
7.375%, 4/25/30	7,343	7,754
8.000%, 11/14/35	604	643
7.750%, 11/7/36	1,106	1,153
Republic of Ecuador
RegS 6.900%, 7/31/30(5)(6)	4,974	4,920
RegS 6.900%, 7/31/35(5)(6)	782	689
RegS 5.000%, 7/31/40(5)(6)	814	632
Republic of El Salvador
144A 8.625%, 2/28/29(3)	3,145	3,346
RegS 9.250%, 4/17/30(5)	2,158	2,346
Republic of Gabon RegS 9.500%, 2/18/29(5)	4,000	3,462
Republic of Ghana 144A 5.000%, 7/3/29(3)(6)	5,891	5,788
Republic of Guatemala 144A 5.250%, 8/10/29(2)(3)	1,127	1,137
Republic of Ivory Coast 144A 8.075%, 4/1/36(3)	1,548	1,672
Republic of Kazakhstan 144A 5.000%, 7/1/32(3)	3,960	4,024
Republic of Kenya
144A 9.750%, 2/16/31(3)	2,310	2,524
144A 7.875%, 10/9/33(3)	1,795	1,795
Republic of Mozambique 144A 9.000%, 9/15/31(3)(6)	2,059	1,758
Republic of Nigeria 144A 9.625%, 6/9/31(3)	6,038	6,842
Republic of Panama 3.875%, 3/17/28	2,874	2,822
Republic of Peru
2.783%, 1/23/31	5,226	4,837
5.375%, 2/8/35	1,359	1,387
Republic of Philippines 4.375%, 3/5/30(2)	8,038	8,155
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Poland
4.625%, 3/18/29	$3,242	$3,304
4.875%, 2/12/30	4,266	4,407
5.375%, 2/12/35	1,888	1,960
Republic of Senegal RegS 7.750%, 6/10/31(5)	2,047	1,210
Republic of South Africa
5.875%, 6/22/30	3,582	3,709
5.875%, 4/20/32	1,328	1,366
8.750%, 2/28/48	192,000 ZAR	11,176
Republic of Sri Lanka
144A 4.000%, 4/15/28(3)	292	280
144A 3.100%, 1/15/30(3)(6)	2,610	2,470
144A 3.350%, 3/15/33(3)(6)	614	525
144A 3.600%, 6/15/35(3)(6)	414	314
144A 3.600%, 2/15/38(3)(6)	576	522
Republic of Turkiye
9.125%, 7/13/30	4,691	5,361
7.125%, 2/12/32	2,003	2,121
7.250%, 5/29/32	3,426	3,647
6.950%, 9/16/35	1,864	1,920
Republica Orient Uruguay 4.375%, 1/23/31	3,882	3,933
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	7,363	7,613
144A 7.125%, 1/17/33(3)	3,458	3,761
144A 6.625%, 5/16/36(3)	1,863	1,942
Saudi International Bond
144A 4.750%, 1/18/28(3)	2,008	2,031
144A 5.375%, 1/13/31(3)	3,616	3,779
Trinidad & Tobago Government International Bond
144A 4.500%, 8/4/26(3)	1,107	1,097
144A 5.950%, 1/14/31(3)	655	669
Ukraine Government Bond
144A 4.500%, 2/1/34(3)(6)	3,308	2,010
144A 4.500%, 2/1/35(3)(6)	1,890	1,125
144A 4.500%, 2/1/36(3)(6)	1,266	741
RegS 4.000%, 2/1/32(5)(6)	3,141	2,342
RegS 4.500%, 2/1/35(5)(6)	919	547
United Mexican States 5.375%, 3/22/33	6,744	6,681
	Par Value(1)	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 7.850%, 10/12/28(3)	$6,350	$6,794
Total Foreign Government Securities (Identified Cost $267,470)		278,953

Mortgage-Backed Securities—25.3%
Agency—7.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	24,920	25,881
Pool #SD3238 5.500%, 12/1/52	2,267	2,306
Pool #SD8350 6.000%, 8/1/53	7,780	8,003
Pool #SD8492 5.000%, 1/1/55	63,432	63,294
Pool #SD8494 5.500%, 1/1/55	47,181	47,852
Pool #SL1127 6.000%, 12/1/54	41,861	42,982
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	5	5
Pool #725762 6.000%, 8/1/34	30	32
Pool #773385 5.500%, 5/1/34	35	35
Pool #800267 5.500%, 12/1/34	10	10
Pool #806318 5.500%, 11/1/34	91	94
Pool #808018 5.500%, 1/1/35	55	57
Pool #889578 6.000%, 4/1/38	21	23
Pool #890710 3.000%, 2/1/31	1,344	1,321
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	704	724
Pool #AD3841 4.500%, 4/1/40	716	721
Pool #AD4224 5.000%, 8/1/40	921	948
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,060	1,037
Pool #AI2472 4.500%, 5/1/41	639	643
Pool #AO5149 3.000%, 6/1/27	30	29
Pool #AS6515 4.000%, 1/1/46	1,429	1,383
Pool #FA1728 6.000%, 10/1/53	43,317	44,505
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS4438 5.000%, 11/1/52	$10,336	$10,351
Pool #FS8479 5.500%, 8/1/53	20,533	20,896
Pool #FS8791 6.000%, 8/1/54	8,307	8,550
Pool #MA4785 5.000%, 10/1/52	9,118	9,146
Pool #MA4805 4.500%, 11/1/52	20,430	20,020
Pool #MA5072 5.500%, 7/1/53	24,017	24,429
Pool #MA5139 6.000%, 9/1/53	32,885	33,832
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	2	2
		369,125

Non-Agency—17.4%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(3)(7)	10,470	10,530
2025-NQM2, A1 144A 5.790%, 6/25/70(3)(7)	7,430	7,501
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(3)(7)	6,848	6,897
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(7)	10,545	10,235
2022-B, A1 144A 3.500%, 3/27/62(3)(7)	11,511	11,170
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.494%, 6/15/40(3)(7)	13,775	13,827
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	4,448
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	6,534
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(7)	1,510	1,461
2021-3, A2 144A 1.305%, 5/25/66(3)(7)	1,330	1,160
2021-5, A1 144A 0.951%, 7/25/66(3)(7)	4,799	4,186
2021-8, A1 144A 1.820%, 11/25/66(3)(7)	7,390	6,653
2022-5, A1 144A 4.500%, 5/25/67(3)(7)	5,156	5,130
2023-1, A1 144A 4.750%, 9/26/67(3)(7)	3,192	3,181
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(7)	3,226	3,156
	Par Value(1)	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(3)(7)	$1,597	$1,561
2022-1, A1B 144A 3.269%, 12/25/56(3)(7)	4,252	4,072
Banc of America Funding Trust 2004-D, 5A1 4.896%, 1/25/35(7)	565	554
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 4.670%, 3/15/37(3)(7)	9,330	8,832
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,320
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(7)	561	552
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 5.711%, 2/15/39(3)(7)	7,987	7,977
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.142%, 3/15/41(3)(7)	6,054	6,057
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(3)	1,665	1,581
2019-OC11, B 144A 3.605%, 12/9/41(3)	5,354	5,123
2019-OC11, D 144A 3.944%, 12/9/41(3)(7)	7,089	6,753
2022-CLS, A 144A 5.760%, 10/13/27(3)	17,112	17,167
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.293%, 3/15/30(3)(7)	996	992
CENT 2025-CITY, A 144A 4.920%, 7/10/40(3)(7)	9,871	9,991
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.701%, 12/25/45(3)(7)	3,233	3,044
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(7)	3,810	3,641
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(3)(7)	1,845	1,699
2018-RP1, A1 144A 3.000%, 9/25/64(3)(7)	1,200	1,184
2019-RP1, A1 144A 3.500%, 1/25/66(3)(7)	4,210	4,144
2025-INV1, A2 144A 6.000%, 1/25/55(3)(7)	6,645	6,767
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(3)(7)	10,020	9,862
2023-3, A1 144A 7.180%, 9/25/68(3)(7)	5,625	5,688
2023-4, A1 144A 7.163%, 10/25/68(3)(7)	1,134	1,148
2024-5, A1 144A 5.123%, 8/25/69(3)(7)	8,063	8,078
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
COOPR Residential Mortgage Trust
2025-CES1, A1A 144A 5.654%, 5/25/60(3)(7)	$5,409	$5,464
2025-CES2, A1A 144A 5.502%, 6/25/60(3)(7)	5,997	6,048
CoreVest American Finance Trust
2018-1, D 144A 4.920%, 6/15/51(3)	7,049	7,064
2020-3, A 144A 1.358%, 8/15/53(3)	308	305
2022-1, A 144A 4.744%, 6/17/55(3)(7)	3,926	3,942
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(7)	7,216	7,080
2020-NQM1, A1 144A 2.208%, 5/25/65(3)(7)	1,225	1,178
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(7)	8,274	7,525
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(3)(7)	5,058	4,505
2022-1, A1 144A 2.205%, 1/25/67(3)(7)	4,412	4,149
2025-INV1, A1 144A 5.087%, 11/25/60(3)(7)	6,465	6,479
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(3)(7)	7,966	8,040
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(7)	614	597
2020-2, A1 144A 1.178%, 10/25/65(3)(7)	2,718	2,578
2021-1, A2 144A 1.003%, 2/25/66(3)(7)	730	643
Extended Stay America Trust 2025-ESH, A (1 month Term SOFR + 1.300%, Cap N/A, Floor 1.300%) 144A 5.050%, 10/15/42(3)(7)	1,550	1,552
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(3)(7)	10,220	10,374
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(3)	7,260	7,135
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(3)(7)	481	440
2019-2, A52 144A 3.500%, 6/25/59(3)(7)	2,554	2,326
GCAT Trust 2023-NQM2, A1 144A 5.837%, 11/25/67(3)(7)	8,439	8,410
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(7)	6,298	6,310
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(3)(7)	4,620	4,790
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(3)(7)	7,883	7,857
	Par Value(1)	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.377%, 1/25/63(3)(7)	$6,903	$6,767
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(7)	503	476
2014-5, B1 144A 2.565%, 10/25/29(3)(7)	1,882	1,818
2014-5, B2 144A 2.565%, 10/25/29(3)(7)	886	852
2015-1, AM1 144A 5.506%, 12/25/44(3)(7)	458	452
2015-5, A2 144A 5.599%, 5/25/45(3)(7)	522	520
2017-3, 2A2 144A 2.500%, 8/25/47(3)(7)	1,190	1,043
2017-5, A1 144A 4.746%, 10/26/48(3)(7)	619	626
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 4.596%, 4/25/46(3)(7)	3,631	3,569
2024-CES1, A1A 144A 5.919%, 6/25/54(3)(7)	5,795	5,840
2025-CES1, A1 144A 5.666%, 5/25/55(3)(7)	7,840	7,908
2025-CES2, A1 144A 5.592%, 6/25/55(3)(7)	9,595	9,670
2025-NQM2, A1 144A 5.567%, 9/25/65(3)(7)	8,111	8,183
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(3)(7)	8,545	8,577
MetLife Securitization Trust
2017-1A, M1 144A 3.389%, 4/25/55(3)(7)	7,930	7,282
2019-1A, A1A 144A 3.750%, 4/25/58(3)(7)	2,298	2,276
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(3)(7)	6,283	6,237
2022-INV2, A1 144A 4.950%, 7/25/57(3)(7)	2,268	2,263
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(7)	2,896	2,871
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(7)	6,938	6,949
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(7)	835	798
2021-INV1, A1 144A 0.852%, 1/25/56(3)(7)	323	312
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(7)	1,502	1,491
2019-1, M2 144A 3.500%, 10/25/69(3)(7)	12,131	11,300
2019-GS2, A1 144A 2.750%, 8/25/59(3)(7)	1,066	1,040
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(7)	1,933	1,864
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(3)	$12,180	$12,650
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(3)(7)	910	910
2024-INV4, A1 144A 6.000%, 9/25/54(3)(7)	4,112	4,193
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(7)	2,324	2,268
2015-2A, A1 144A 3.750%, 8/25/55(3)(7)	1,997	1,948
2016-4A, A1 144A 3.750%, 11/25/56(3)(7)	1,659	1,598
2017-2A, A3 144A 4.000%, 3/25/57(3)(7)	6,639	6,466
2018-2A, A1 144A 4.500%, 2/25/58(3)(7)	3,582	3,553
2018-3A, A1 144A 4.500%, 5/25/58(3)(7)	2,853	2,794
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(7)	1,643	1,579
2024-NQM3, A1 144A 5.466%, 11/25/64(3)(7)	4,685	4,747
2016-2A, A1 144A 3.750%, 11/26/35(3)(7)	2,425	2,362
2018-1A, A1A 144A 4.000%, 12/25/57(3)(7)	4,697	4,603
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(7)	7,629	6,718
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(7)	10,550	10,591
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(3)	5,692	5,362
2024-CP1, A1 144A 3.750%, 2/25/68(3)(7)	3,196	2,983
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(3)(7)	3,089	2,797
2023-NQM10, A1 144A 6.465%, 10/25/63(3)(7)	5,783	5,837
2023-NQM5, A1A 144A 6.567%, 6/25/63(3)(7)	5,468	5,496
2023-NQM9, A1 144A 7.159%, 10/25/63(3)(7)	2,551	2,582
2024-HYB1, A1 144A 3.637%, 3/25/53(3)(7)	7,027	7,008
2024-HYB2, A1 144A 3.695%, 4/25/53(3)(7)	7,442	7,380
2024-NQM1, A1 144A 5.928%, 11/25/63(3)(7)	3,286	3,307
2024-NQM3, A1 144A 6.129%, 12/25/63(3)(7)	5,889	5,947
2024-NQM9, A1 144A 6.030%, 1/25/64(3)(7)	7,882	7,985
2025-NQM4, A1 144A 5.400%, 2/25/55(3)(7)	8,120	8,175
	Par Value(1)	Value

Non-Agency—continued
2025-NQM6, A1 144A 5.603%, 3/25/65(3)(7)	$7,458	$7,530
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.496%, 6/25/57(3)(7)	1,207	1,183
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(7)	1,025	1,025
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(3)(7)	4,134	4,202
2025-INV7, A7 144A 6.000%, 6/25/56(3)(7)	4,522	4,595
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(3)(7)	8,933	8,950
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(3)(7)	9,076	9,060
Progress Residential Trust 2021-SFR5, D 144A 2.109%, 7/17/38(3)	2,500	2,468
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(3)(7)	4,679	4,702
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(3)(7)	2,911	2,548
2023-CES1, A1A 144A 6.515%, 6/25/43(3)(7)	7,565	7,589
2023-CES2, A1A 144A 6.808%, 9/25/43(3)(7)	3,930	3,964
2024-CES1, A1A 144A 6.025%, 2/25/44(3)(7)	4,411	4,447
2024-CES8, A1A 144A 5.490%, 11/25/44(3)(7)	2,844	2,864
2024-CES9, A1A 144A 5.582%, 12/25/44(3)(7)	5,972	6,033
2025-CES5, A1A 144A 5.687%, 5/25/55(3)(7)	4,926	4,989
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(3)(7)	132	131
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(3)(7)	2,930	2,998
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	2,735	2,810
2024-CNTR, C 144A 6.471%, 11/13/41(3)	7,605	7,908
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(7)	907	886
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(3)(7)	13,768	11,483
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(7)	331	319
2021-3, A1 144A 1.127%, 6/25/56(3)(7)	6,484	5,754
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(3)(7)	11,329	11,470
Towd Point Mortgage Trust
2015-6, B2 144A 3.754%, 4/25/55(3)(7)	9,529	9,022
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2016-4, B1 144A 3.961%, 7/25/56(3)(7)	$8,095	$7,910
2017-1, M1 144A 3.750%, 10/25/56(3)(7)	9,647	9,545
2018-2, A2 144A 3.500%, 3/25/58(3)(7)	12,525	12,257
2018-6, A1A 144A 3.750%, 3/25/58(3)(7)	580	577
2019-2, A2 144A 3.750%, 12/25/58(3)(7)	925	849
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.446%, 5/25/58(3)(7)	4,045	4,053
2020-MH1, A2 144A 2.500%, 2/25/60(3)(7)	12,111	11,713
2021-1, A2 144A 2.750%, 11/25/61(3)(7)	12,970	11,187
2024-1, A1 144A 4.859%, 3/25/64(3)(7)	11,552	11,741
2024-CES1, A1A 144A 5.848%, 1/25/64(3)(7)	2,904	2,920
2017-6, A2 144A 3.000%, 10/25/57(3)(7)	11,151	10,758
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	4,984
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	8,815	8,707
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(3)(7)	3,099	2,839
2023-1, A1 144A 5.850%, 12/25/67(3)(7)	3,424	3,414
2023-8, A1 144A 6.259%, 12/25/68(3)(7)	5,284	5,334
2024-3, A1 144A 6.338%, 4/25/69(3)(7)	871	881
2025-11, A1 144A 4.914%, 11/25/70(3)(7)	4,580	4,584
2025-7, A1 144A 5.129%, 8/25/70(3)(7)	2,641	2,651
2021-R1, A1 144A 0.820%, 10/25/63(3)(7)	1,290	1,250
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(7)	231	229
2021-1R, A1 144A 1.280%, 5/25/56(3)	3,699	3,461
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(7)	1,995	1,749
		816,993

Total Mortgage-Backed Securities (Identified Cost $1,193,225)		1,186,118

	Par Value(1)	Value

Asset-Backed Securities—25.6%
Automobiles—10.5%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(3)	$720	$721
2025-1A, A 144A 5.380%, 6/20/29(3)	1,090	1,090
2025-2A, A 144A 5.550%, 6/20/28(3)	4,284	4,285
2025-3A, A 144A 5.010%, 1/22/30(3)	3,754	3,749
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(3)	5,373	5,398
2024-4, C 144A 4.910%, 8/12/31(3)	8,335	8,379
2025-1, C 144A 5.090%, 8/12/31(3)	13,835	13,954
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(3)	4,189	4,191
2022-2A, A 144A 6.900%, 1/16/29(3)	1,396	1,407
Avis Budget Rental Car Funding LLC
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,848
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	11,500	11,402
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(3)	3,815	3,760
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(3)	3,100	3,109
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(3)	4,000	4,054
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(3)	8,050	8,300
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(3)	350	352
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	9,650	9,755
2025-2, D 5.620%, 3/17/31	8,170	8,298
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	6,000	6,020
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	573	561
2021-N3, D 1.580%, 6/12/28	1,506	1,467
2021-P3, B 1.420%, 8/10/27	7,355	7,206
2022-N1, C 144A 3.320%, 12/11/28(3)	419	414
2022-N1, D 144A 4.130%, 12/11/28(3)	2,994	2,970
2023-N1, C 144A 5.920%, 7/10/29(3)	3,044	3,059
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2023-N4, C 144A 6.590%, 2/11/30(3)	$4,970	$5,091
Consumer Portfolio Services Auto Trust
2025-A, C 144A 5.250%, 4/15/31(3)	7,074	7,151
2025-B, C 144A 5.120%, 7/15/31(3)	5,305	5,351
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(3)	3,549	3,586
2024-A, C 144A 5.740%, 4/15/30(3)	2,455	2,472
2024-C, C 144A 5.760%, 10/15/30(3)	6,810	6,892
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(3)	526	527
2024-1A, A 144A 5.680%, 3/15/34(3)	8,404	8,478
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,759
DT Auto Owner Trust
2022-2A, D 144A 5.460%, 3/15/28(3)	5,765	5,787
2023-1A, D 144A 6.440%, 11/15/28(3)	1,741	1,765
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	3,723	3,810
2023-5A, B 6.580%, 4/17/28	1,169	1,171
2024-5A, B 4.480%, 4/16/29	3,505	3,507
2025-3A, D 5.570%, 10/15/31	9,260	9,436
2025-4A, B 4.400%, 5/15/30	3,730	3,750
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	8,365	8,439
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(3)	4,978	5,009
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(3)	8,847	8,858
2023-1A, A2 144A 6.570%, 6/15/28(3)	463	465
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(3)	6,500	6,389
First Investors Auto Owner Trust
2021-2A, C 144A 1.470%, 11/15/27(3)	2,081	2,074
2022-1A, C 144A 3.130%, 5/15/28(3)	2,298	2,293
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(3)	3,460	3,371
2024-1, B 144A 5.630%, 4/16/29(3)	6,139	6,159
	Par Value(1)	Value

Automobiles—continued
2024-1, C 144A 5.790%, 2/15/30(3)	$5,600	$5,602
2024-3, B 144A 5.350%, 7/16/29(3)	1,900	1,898
2024-3, C 144A 5.410%, 9/16/30(3)	5,690	5,635
Foursight Capital Automobile Receivables Trust
2023-2, A2 144A 5.990%, 5/15/28(3)	693	695
2024-1, C 144A 5.770%, 11/15/29(3)	5,000	5,078
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(3)	771	771
2021-3A, E 144A 3.200%, 10/16/28(3)	13,050	12,982
2022-2A, D 144A 6.150%, 4/17/28(3)	3,742	3,772
2024-2A, C 144A 6.030%, 2/15/30(3)	5,445	5,556
2024-3A, C 144A 5.210%, 2/18/31(3)	5,700	5,768
2025-1A, D 144A 5.610%, 11/15/30(3)	4,614	4,679
2025-2A, D 144A 5.590%, 1/15/31(3)	4,000	4,050
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(3)	4,400	4,489
2023-2A, A3 144A 6.380%, 2/15/29(3)	1,725	1,753
2024-2A, A2 144A 5.580%, 6/17/30(3)	2,953	2,987
2024-3A, B 144A 5.640%, 8/15/30(3)	1,660	1,699
2024-3A, C 144A 5.920%, 8/15/30(3)	3,483	3,594
2025-1A, A2 144A 4.710%, 4/15/30(3)	4,590	4,624
2025-1A, B 144A 5.040%, 2/15/31(3)	1,425	1,454
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(3)	2,616	2,660
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	2,570	2,604
2023-3A, D 144A 6.920%, 12/16/30(3)	3,000	3,091
2024-3A, C 144A 4.930%, 3/15/30(3)	6,065	6,142
2025-1A, C 144A 5.110%, 7/15/30(3)	3,130	3,185
2025-1A, D 144A 5.520%, 5/17/32(3)	3,000	3,058
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	4,817	4,832
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(3)	$1,968	$1,994
2024-1A, A2 144A 6.190%, 8/15/29(3)	1,552	1,560
2024-2A, A2 144A 5.990%, 5/15/29(3)	3,035	3,055
2024-3A, A2 144A 4.970%, 10/15/29(3)	2,654	2,654
2025-1A, A2 144A 5.100%, 10/15/30(3)	5,173	5,174
2025-1A, B 144A 5.470%, 11/15/30(3)	7,940	7,843
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(3)	4,140	4,158
Octane Receivables Trust 2025-RVM1, A 144A 4.480%, 12/20/46(3)	5,245	5,256
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(3)	15,671	15,651
2022-1A, C 144A 5.310%, 6/14/29(3)	7,485	7,498
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)	1,203	1,199
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(3)	3,651	3,675
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(3)	2,756	2,756
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(3)	2,587	2,591
2024-1A, C 144A 6.960%, 1/18/30(3)	3,770	3,798
2025-1A, A 144A 5.460%, 9/10/29(3)	1,739	1,736
2025-1A, C 144A 5.750%, 11/11/30(3)	6,710	6,660
Tesla Lease Electric Vehicle Securitization LLC 2025-A, A2 144A 4.140%, 6/20/28(3)	4,950	4,960
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(3)(8)	3,355	1,577
United Auto Credit Securitization Trust
2023-1, D 144A 8.000%, 7/10/28(3)	4,678	4,714
2024-1, C 144A 7.060%, 10/10/29(3)	5,988	6,006
Upgrade Auto Receivables Trust 2025-1A, B 144A 4.900%, 1/15/32(3)	6,431	6,393
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(3)	9,585	9,687
Veros Auto Receivables Trust
2023-1, B 144A 7.170%, 11/15/28(3)	4,978	4,996
2025-1, B 144A 5.540%, 7/16/29(3)	4,270	4,304
2025-1, C 144A 6.170%, 12/17/29(3)	5,435	5,506
	Par Value(1)	Value

Automobiles—continued
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(3)	$1,133	$1,139
2024-2A, B 144A 5.620%, 3/15/30(3)	11,590	11,697
2025-2A, C 144A 4.850%, 1/15/31(3)	12,870	12,956
2025-3A, A3 144A 4.220%, 6/15/29(3)	3,775	3,788
		490,978

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.384%, 4/20/37(3)(7)	13,670	13,702
Consumer Loans—0.5%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(3)	2,358	2,368
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(3)	4,411	4,435
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(3)	2,720	2,729
2025-1A, B 144A 5.050%, 7/14/38(3)	2,710	2,745
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	5,024	4,941
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(3)	3,825	3,852
2025-1A, A 144A 4.960%, 8/16/32(3)	2,039	2,045
		23,115

Credit Card—0.5%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	13,575	13,865
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(3)	9,530	9,582
		23,447

Equipment—0.1%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(3)	3,750	3,750
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(3)	1,203	1,209
		4,959

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—13.5%
Affirm Asset Securitization Trust
2024-X2, A 144A 5.220%, 12/17/29(3)	$71	$71
2025-X1, A 144A 5.080%, 4/15/30(3)	772	774
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(3)	1,100	1,103
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(3)	8,050	8,142
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	663	669
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	11,135	11,300
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(3)	3,694	3,762
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(3)	925	904
2019-A, C 144A 4.010%, 7/16/40(3)	8,412	8,262
2020-AA, B 144A 2.790%, 7/17/46(3)	1,481	1,422
2024-A, B 144A 5.060%, 4/18/50(3)	8,320	8,389
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(3)	3,175	3,146
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(3)	3,237	3,249
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	9,342	9,446
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(3)	2,387	2,406
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(3)	1,274	1,240
2022-A, B 144A 4.610%, 9/28/37(3)	1,016	1,012
2023-A, A 144A 5.770%, 11/15/38(3)	2,998	3,058
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(3)	10,188	10,352
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(3)	3,085	3,145
2025-1, C 144A 4.890%, 10/14/32(3)	2,390	2,414
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	8,000	6,731
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(3)	2,646	2,674
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(3)(7)	11,374	11,343
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(3)	3,175	3,182
	Par Value(1)	Value

Other—continued
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(3)	$2,236	$2,249
2023-2, B 144A 6.410%, 5/15/34(3)	2,800	2,847
2025-1, B 144A 4.980%, 8/15/35(3)	11,370	11,523
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(3)(7)	11,716	11,813
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(3)	5,257	5,437
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(3)(8)	11,395	6,267
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(3)	10,509	10,808
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(3)	4,142	3,953
2023-1A, A 144A 5.670%, 12/15/43(3)	1,975	2,024
2023-2A, A 144A 6.530%, 6/15/49(3)	5,457	5,694
2024-2A, A 144A 4.600%, 3/15/50(3)	2,601	2,604
GreenSky Home Improvement Issuer Trust
2024-2, A2 144A 5.250%, 10/27/59(3)	437	438
2025-3A, B 144A 4.660%, 12/27/60(3)	4,685	4,699
Hardee’s Funding LLC
2020-1A, A2 144A 3.981%, 12/20/50(3)	13,338	12,907
2024-1A, A2 144A 7.253%, 3/20/54(3)	811	838
Hilton Grand Vacations Trust
2022-1D, B 144A 4.100%, 6/20/34(3)	1,102	1,098
2022-2A, C 144A 5.570%, 1/25/37(3)	342	346
2024-2A, A 144A 5.500%, 3/25/38(3)	5,050	5,159
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(3)	7,235	7,373
2025-A, B 144A 5.450%, 3/15/44(3)	866	882
2025-B, B 144A 4.750%, 5/15/45(3)	3,398	3,408
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(3)	5,500	5,551
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(3)	10,764	10,764
2024-1A, A2 144A 5.636%, 2/15/55(3)	4,178	4,262
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(3)	10,385	10,119
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
2024-1A, A 144A 5.530%, 6/21/32(3)	$6,000	$6,081
Libra Solutions LLC 2025-1A, A 144A 6.355%, 8/15/39(3)	5,600	5,641
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(3)	11,590	11,737
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(3)	11,565	11,728
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	1,105	1,107
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(3)	636	615
2023-1A, B 144A 5.420%, 10/20/40(3)	2,842	2,881
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	2,605	2,350
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(3)	10,120	10,317
2024-A, A2 144A 5.150%, 12/15/31(3)	3,313	3,334
2025-A, B 144A 5.180%, 7/15/32(3)	2,500	2,531
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(3)	4,444	4,505
2023-3A, C 144A 6.740%, 8/20/29(3)	4,818	4,937
2024-1A, B 144A 5.660%, 5/20/30(3)	3,845	3,901
2024-3A, B 144A 5.310%, 9/20/30(3)	6,131	6,236
2024-3A, C 144A 5.510%, 10/20/31(3)	5,000	5,098
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(3)	5,684	5,764
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(3)	7,204	7,218
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(3)	5,490	5,639
2025-1A, C 144A 5.490%, 7/20/32(3)	1,150	1,168
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(3)	9,948	10,111
PowerPay Issuance Trust
2024-1A, A 144A 6.530%, 2/18/39(3)	3,321	3,426
2025-1A, A 144A 5.230%, 11/18/41(3)	3,451	3,460
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	11,042
2021-SFR6, D 144A 2.225%, 7/17/38(3)	3,750	3,704
	Par Value(1)	Value

Other—continued
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(3)(7)	$8,903	$9,018
2024-CES3, A1A 144A 6.591%, 5/25/44(3)(7)	12,360	12,543
RCKT Trust
2025-1A, B 144A 4.990%, 7/25/34(3)	3,445	3,466
2025-1A, C 144A 5.160%, 7/25/34(3)	5,607	5,632
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(3)	7,030	7,133
2025-2A, B 144A 5.120%, 8/18/32(3)	4,090	4,129
Regional Management Issuance Trust
2022-1, A 144A 3.070%, 3/15/32(3)	700	699
2024-2, A 144A 5.110%, 12/15/33(3)	7,290	7,347
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(3)(7)	5,081	5,083
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(3)	9,105	9,131
Sierra Timeshare Receivables Funding LLC
2024-2A, A 144A 5.140%, 6/20/41(3)	4,163	4,228
2025-3A, A 144A 4.440%, 8/22/44(3)	4,385	4,392
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(3)	4,662	4,679
2025-4, B 144A 4.600%, 8/25/35(3)	2,750	2,759
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.201%, 2/17/42(3)(7)	7,026	7,034
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	10,306	10,523
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(3)	9,920	9,949
2025-1A, A2 144A 5.036%, 3/25/55(3)	2,950	2,900
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	13,235	13,161
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(3)	4,525	4,563
Towd Point Mortgage Trust
2020-MH1, M1 144A 2.750%, 2/25/60(3)(7)	3,525	3,387
2025-CES4, A1A 144A 5.091%, 10/25/65(3)(7)	6,550	6,574
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	6,455	6,533
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(3)	4,628	4,626
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	$12,180	$12,143
Triton Container Finance IX LLC 2025-1A, A 144A 5.430%, 6/20/50(3)	6,207	6,250
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	10,563	10,728
UPG HI Issuer Trust 2025-2, A 144A 5.000%, 9/25/47(3)	9,000	8,996
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(3)	3,973	4,019
2025-ST4, A 144A 5.495%, 8/16/32(3)	2,492	2,505
2025-ST5, A 144A 4.794%, 9/15/32(3)	3,205	3,213
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(3)	9,120	9,138
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(3)	7,772	7,811
2025-3, A2 144A 4.600%, 9/20/35(3)	6,850	6,866
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(3)	3,858	3,888
VFI ABS LLC
2023-1A, A 144A 7.270%, 3/26/29(3)	207	207
2025-1A, A 144A 4.780%, 6/24/30(3)	3,825	3,842
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(3)	490	486
2024-1A, A 144A 6.060%, 1/20/38(3)	3,789	3,851
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(3)	3,795	3,801
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(3)	7,750	7,963
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	14,401	13,591
		634,577

Student Loan—0.2%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(3)	7,230	7,367
Total Asset-Backed Securities (Identified Cost $1,200,514)		1,198,145

Corporate Bonds and Notes—27.3%
Communication Services—1.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	1,585	1,607
144A 4.500%, 8/15/30(3)	3,370	3,173
CSC Holdings LLC 144A 11.750%, 1/31/29(3)	4,880	3,626
	Par Value(1)	Value

Communication Services—continued
DIRECTV Financing LLC 144A 5.875%, 8/15/27(3)	$3,661	$3,682
Gray Media, Inc. 144A 7.250%, 8/15/33(3)	3,270	3,341
IHS Holding Ltd.
144A 5.625%, 11/29/26(3)	786	781
144A 8.250%, 11/29/31(3)	1,100	1,147
Nexstar Media, Inc. 144A 5.625%, 7/15/27(3)	9,365	9,390
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(3)	4,995	5,217
Snap, Inc. 144A 6.875%, 3/15/34(3)	2,220	2,286
Telesat Canada 144A 6.500%, 10/15/27(3)	2,485	1,143
T-Mobile USA, Inc. 3.875%, 4/15/30	13,500	13,276
Univision Communications, Inc. 144A 8.000%, 8/15/28(3)	6,685	6,923
		55,592

Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	8,325	8,683
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(3)	8,000	7,903
Clarios Global LP 144A 6.750%, 2/15/30(3)	225	235
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,391
6.800%, 5/12/28	2,130	2,223
Meritage Homes Corp. 144A 3.875%, 4/15/29(3)	10,087	9,907
Newell Brands, Inc. 6.375%, 9/15/27	9,261	9,311
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(3)	4,765	4,518
Prosus N.V. 144A 3.061%, 7/13/31(3)	1,826	1,658
Sodexo, Inc. 144A 5.150%, 8/15/30(3)	6,795	6,963
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(3)	270	278
Tractor Supply Co. 1.750%, 11/1/30	10,720	9,494
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	6,005	5,922
		72,486

Consumer Staples—0.5%
Albertsons Cos., Inc. 144A 5.500%, 3/31/31(3)	525	531
Coty, Inc. 144A 6.625%, 7/15/30(3)	4,685	4,799
Mars, Inc. 144A 4.800%, 3/1/30(3)	4,165	4,257
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Staples—continued
Post Holdings, Inc.
144A 6.250%, 2/15/32(3)	$3,350	$3,442
144A 6.375%, 3/1/33(3)	3,940	3,979
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(3)	4,820	4,843
		21,851

Energy—3.0%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(3)	1,824	1,832
BP Capital Markets plc 4.875% (9)	9,800	9,749
Buckeye Partners LP 144A 6.750%, 2/1/30(3)	2,370	2,488
Civitas Resources, Inc.
144A 8.375%, 7/1/28(3)	2,340	2,411
144A 8.750%, 7/1/31(3)	3,300	3,423
Ecopetrol S.A. 8.625%, 1/19/29	3,727	3,998
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,753
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(3)(5)	1,654	1,626
144A, RegS 5.875%, 3/30/31(3)(5)	769	744
Energy Transfer LP
8.000%, 5/15/54	1,270	1,356
Series G 7.125%(9)	3,600	3,686
EQT Corp. 6.375%, 4/1/29	1,795	1,857
Genesis Energy LP 8.875%, 4/15/30	7,095	7,466
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(3)	3,894	2,706
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,831
Hilcorp Energy I LP 144A 6.000%, 4/15/30(3)	4,315	4,193
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(3)	2,505	2,560
Kodiak Gas Services LLC 144A 6.500%, 10/1/33(3)	2,785	2,844
Korea National Oil Corp. 144A 4.875%, 4/3/28(3)	4,384	4,464
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(3)(5)	2,558	2,569
144A, RegS 6.750%, 6/30/30(3)(5)	2,000	2,031
NGPL PipeCo LLC 144A 4.875%, 8/15/27(3)	10,665	10,706
Noble Finance II LLC 144A 8.000%, 4/15/30(3)	6,190	6,431
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,904
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(5)	14,050	3,513
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(5)	2,756	2,051
	Par Value(1)	Value

Energy—continued
Petroleos Mexicanos
6.840%, 1/23/30	$1,883	$1,913
5.950%, 1/28/31	10,269	9,939
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	4,532	4,406
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(5)	3,853	3,785
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	1,675	1,746
Sunoco LP 144A 4.625%, 5/1/30(3)	5,070	4,925
USA Compression Partners LP 144A 7.125%, 3/15/29(3)	2,835	2,935
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(3)	1,707	1,825
YPF S.A. 144A 6.950%, 7/21/27(3)	2,358	2,371
		141,037

Financial & Lease—0.1%
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(3)(9)	3,430	3,641
Financials—10.6%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(3)	1,535	1,573
AerCap Ireland Capital DAC
6.450%, 4/15/27	2,365	2,429
6.950%, 3/10/55	4,340	4,548
6.500%, 1/31/56	3,660	3,775
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(3)	4,655	4,858
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(3)	4,500	4,582
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.051%, 8/15/53(7)	5,111	5,112
Ally Financial, Inc.
5.737%, 5/15/29	905	928
5.543%, 1/17/31	4,815	4,927
American Express Co.
5.085%, 1/30/31	1,910	1,969
(SOFR + 0.750%) 4.658%, 4/23/27(7)	4,370	4,377
(SOFR + 0.930%) 4.828%, 7/26/28(7)	897	900
American National Group, Inc. 7.000%, 12/1/55	1,750	1,752
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(3)	4,575	4,574
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(3)	2,890	3,067
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(3)	4,800	4,957
Avolon Holdings Funding Ltd.
144A 5.750%, 11/15/29(3)	4,805	4,978
144A 5.375%, 5/30/30(3)	1,765	1,813
144A 4.700%, 1/30/31(3)	700	695
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	$1,000	$1,001
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	928	969
Banco Mercantil del Norte S.A. 144A 5.875% (3)(9)	6,492	6,450
Bangkok Bank PCL 144A 3.733%, 9/25/34(3)	3,220	3,055
Bank of America Corp.
6.125%(9)	4,600	4,669
1.734%, 7/22/27	9,930	9,803
2.551%, 2/4/28	3,725	3,664
Barclays plc 7.385%, 11/2/28	3,215	3,398
Blackstone Private Credit Fund 5.950%, 7/16/29	5,345	5,453
Block, Inc.
6.500%, 5/15/32	3,495	3,634
144A 5.625%, 8/15/30(3)	530	541
Blue Owl Credit Income Corp. 6.650%, 3/15/31	90	93
BPCE S.A. 144A 5.975%, 1/18/27(3)	6,390	6,394
Capital One Financial Corp. 4.493%, 9/11/31	9,635	9,621
CBQ Finance Ltd. RegS 5.375%, 3/28/29(5)	2,646	2,725
Charles Schwab Corp. (The)
Series H 4.000%(9)	7,920	7,394
Series I 4.000%(9)	1,895	1,883
Citigroup, Inc.
4.503%, 9/11/31	4,025	4,037
(SOFR + 1.280%) 5.067%, 2/24/28(7)	8,147	8,209
Series X 3.875%(9)	9,370	9,337
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,762
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(3)	1,555	1,579
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	2,166	2,249
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,153
DAE Funding LLC 144A 3.375%, 3/20/28(3)	4,748	4,613
DBR Land Holdings LLC 144A 6.250%, 12/1/30(3)	2,515	2,573
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,746
6.819%, 11/20/29	1,700	1,813
4.999%, 9/11/30	6,780	6,884
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(3)	7,450	7,106
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,605
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,563
4.895%, 9/6/30	1,963	1,995
	Par Value(1)	Value

Financials—continued
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(5)	$1,267	$1,315
Flutter Treasury DAC 144A 5.875%, 6/4/31(3)	9,510	9,642
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(3)	6,515	6,814
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(3)	2,000	2,065
Global Payments, Inc. 4.875%, 11/15/30	9,400	9,411
Goldman Sachs Group, Inc. (The)
4.369%, 10/21/31	1,160	1,157
(SOFR + 0.920%) 4.850%, 10/21/29(7)	2,000	2,001
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	4,245	4,363
HAT Holdings I LLC 144A 8.000%, 6/15/27(3)	2,273	2,359
HTA Group Ltd. 144A 7.500%, 6/4/29(3)	1,729	1,788
HUB International Ltd. 144A 7.250%, 6/15/30(3)	5,305	5,570
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,111
5.272%, 1/15/31	805	828
Imperial Brands Finance plc 144A 5.500%, 2/1/30(3)	6,685	6,925
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(3)(5)	2,619	2,645
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(3)	9,930	10,136
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,784
4.323%, 4/26/28	5,930	5,954
(SOFR + 1.180%) 4.967%, 2/24/28(7)	13,015	13,131
KeyCorp 5.121%, 4/4/31	8,900	9,140
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	7,870	7,817
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	9,360	9,229
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(3)	1,779	1,758
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(3)	1,390	1,238
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	6,935	6,923
Minejesa Capital B.V. 144A 4.625%, 8/10/30(3)	1,731	1,723
Morgan Stanley
2.475%, 1/21/28	10,911	10,731
3.591%, 7/22/28(7)	1,730	1,718
3.772%, 1/24/29	6,000	5,966
Movida Europe S.A. 144A 7.850%, 4/11/29(2)(3)	2,365	2,238
MSCI, Inc. 144A 3.625%, 9/1/30(3)	10,189	9,732
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,426
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
OneMain Finance Corp.
6.625%, 1/15/28	$1,790	$1,838
6.125%, 5/15/30	855	872
6.750%, 3/15/32	3,405	3,497
Organon & Co. 144A 4.125%, 4/30/28(3)	6,085	5,929
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	8,965	9,276
RGA Global Funding 144A 4.600%, 11/25/30(3)	7,048	7,045
Rocket Cos., Inc. 144A 6.125%, 8/1/30(3)	1,585	1,638
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,598
Societe Generale S.A. 144A 5.634%, 1/19/30(3)	6,240	6,437
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	8,560	8,683
Standard Chartered plc 144A 6.301%, 1/9/29(3)	1,475	1,533
State Street Corp. Series I 6.700% (9)	5,155	5,378
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(3)	6,825	7,041
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,405
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,352
Truist Bank 4.632%, 9/17/29	6,950	6,972
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,790
U.S. Bancorp 5.046%, 2/12/31	8,900	9,142
UBS AG 5.650%, 9/11/28	6,700	6,994
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(3)	1,645	1,616
Wells Fargo & Co.
3.526%, 3/24/28	6,675	6,632
6.303%, 10/23/29	900	951
5.150%, 4/23/31	4,650	4,800
		498,842

Health Care—2.4%
180 Medical, Inc. 144A 3.875%, 10/15/29(3)	9,625	9,368
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(3)	195	194
Baxter International, Inc. 4.900%, 12/15/30	9,410	9,482
Community Health Systems, Inc. 144A 5.250%, 5/15/30(3)	10,130	9,514
CVS Health Corp. 7.000%, 3/10/55	5,610	5,885
DaVita, Inc. 144A 4.625%, 6/1/30(3)	4,477	4,354
	Par Value(1)	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$13,108	$12,109
Genmab A/S 144A 6.250%, 12/15/32(3)	350	359
HCA, Inc. 5.450%, 4/1/31	9,197	9,599
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,403
6.250%, 2/1/29	2,095	2,208
144A 6.250%, 6/1/32(3)	4,515	4,718
Medline Borrower LP
144A 6.250%, 4/1/29(3)	1,590	1,644
144A 5.250%, 10/1/29(3)	5,790	5,821
Royalty Pharma plc
5.150%, 9/2/29	4,455	4,578
4.450%, 3/25/31	1,500	1,496
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,554
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(3)	275	278
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(3)	4,685	4,749
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	2,132	2,104
4.750%, 5/9/27	707	705
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	10,076
Viatris, Inc. 144A 2.300%, 6/22/27(3)	— (10)	— (10)
		113,198

Industrials—2.4%
Adani Ports & Special Economic Zone Ltd.
144A 4.000%, 7/30/27(3)	1,800	1,770
144A 4.375%, 7/3/29(3)	500	484
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	8,860	8,911
Altice France S.A.
144A 6.500%, 4/15/32(3)	3,762	3,607
144A 6.875%, 7/15/32(3)	3,057	2,932
Aviation Capital Group LLC 144A 5.375%, 7/15/29(3)	6,235	6,383
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	6,511	6,380
Boeing Co. (The)
6.259%, 5/1/27	3,670	3,766
6.388%, 5/1/31	1,720	1,867
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	8,062	7,369
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(3)	6,060	5,770
Carpenter Technology Corp. 144A 5.625%, 3/1/34(3)	220	223
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	10,019	9,183
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Flowserve Corp. 3.500%, 10/1/30	$8,885	$8,471
FTAI Aviation Investors LLC 144A 7.000%, 5/1/31(3)	4,460	4,697
Herc Holdings, Inc.
144A 7.000%, 6/15/30(3)	4,785	5,036
144A 5.750%, 3/15/31(3)	290	294
Hexcel Corp. 4.200%, 2/15/27	10,770	10,747
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(3)	4,920	5,035
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	6,200	5,872
Icahn Enterprises LP 6.250%, 5/15/26	424	424
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	3,120	2,995
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(3)	4,940	4,948
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(3)	965	1,004
Regal Rexnord Corp. 6.050%, 2/15/26	2,680	2,685
		110,853

Information Technology—1.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(3)	11,502	11,238
Broadcom, Inc. 4.350%, 2/15/30	8,220	8,274
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(3)	6,965	7,254
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	2,165	2,175
Gartner, Inc. 144A 3.750%, 10/1/30(3)	8,810	8,354
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,982
Oracle Corp. 6.250%, 11/9/32	6,360	6,630
TSMC Global Ltd. 144A 1.375%, 9/28/30(2)(3)	1,884	1,662
Vontier Corp. 2.400%, 4/1/28	8,630	8,271
		60,840

Materials—1.7%
Bayport Polymers LLC 144A 4.743%, 4/14/27(3)	10,485	10,502
Berry Global, Inc. 5.800%, 6/15/31	7,775	8,208
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(3)	6,104	2,519
Capstone Copper Corp. 144A 6.750%, 3/31/33(3)	4,650	4,826
Corp. Nacional del Cobre de Chile
144A 3.150%, 1/14/30(3)	5,969	5,663
	Par Value(1)	Value

Materials—continued
144A 5.950%, 1/8/34(3)	$1,355	$1,415
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(3)	3,264	3,357
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(3)	5,995	4,152
LSB Industries, Inc. 144A 6.250%, 10/15/28(3)	4,825	4,817
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	9,178	9,100
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	8,006	8,257
Sonoco Products Co. 4.600%, 9/1/29	9,080	9,153
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	5,040	4,862
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,267
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(3)	804	811
		79,909

Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	9,545	9,614
Iron Mountain, Inc. 144A 5.250%, 7/15/30(3)	4,885	4,826
Millrose Properties, Inc. 144A 6.375%, 8/1/30(3)	2,980	3,049
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	1,382	1,376
		18,865

Retail Food & Drug—0.1%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(3)	6,670	6,615
Utilities—2.1%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(3)	1,786	1,798
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(5)	1,000	932
AES Corp. (The) 7.600%, 1/15/55	4,075	4,150
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(6)	4,565	4,587
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	1,386	1,487
Electricite de France S.A. 144A 5.700%, 5/23/28(3)	7,110	7,347
Enel Finance International N.V. 144A 5.125%, 6/26/29(3)	3,560	3,651
Entergy Corp. 7.125%, 12/1/54	8,775	9,213
Eskom Holdings 144A 8.450%, 8/10/28(3)	1,563	1,677
Ferrellgas LP 144A 5.875%, 4/1/29(3)	5,285	5,078
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	$900	$883
NiSource, Inc. 6.950%, 11/30/54	5,370	5,589
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(3)	10,118	10,361
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,232
Southern California Edison Co. 5.450%, 6/1/31	6,715	6,944
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,386
Spire, Inc. 6.250%, 6/1/56	1,365	1,358
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(3)	450	486
144A 6.500%, 1/15/34(3)	4,715	4,829
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(3)	7,035	7,411
		98,399

Total Corporate Bonds and Notes (Identified Cost $1,267,227)		1,282,128

Leveraged Loans—4.8%
Aerospace—0.3%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.134%, 4/20/28(7)	3,214	3,219
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(7)	2,500	2,508
Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(7)	951	954
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(7)	3,835	3,843
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(7)	3,161	3,172
		13,696

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(7)	3,098	2,498
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 12/31/29(7)	2,662	2,663
		5,161

	Par Value(1)	Value

Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.723%, 8/13/32(7)	$2,828	$2,832
Energy—0.4%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(7)	4,360	4,364
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(7)	2,530	2,538
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.935%, 10/4/30(7)	3,746	3,750
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 5.736%, 2/11/30(7)	1,573	1,574
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.977%, 10/5/28(7)	4,124	4,140
Paragon Offshore Finance Co. Escrow 3.750%, (4)(8)	4	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 5.938%, 3/3/31(7)	2,232	2,243
		18,609

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.716%, 11/6/30(7)	2,629	2,624
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(7)	3,434	3,451
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.422%, 5/6/31(7)	2,895	2,896
		8,971

Food / Tobacco—0.3%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.350%, 4/2/26(7)	1,161	1,102
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.336%, 4/2/26(7)	1,712	1,387
(3 - 6 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(8)(11)	2,198	66
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(11)	5,062	51
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(11)	966	444
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.447%, 9/30/31(7)	3,344	3,340
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(7)	2,817	2,816
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.280%, 7/9/32(7)	$2,269	$2,271
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(7)	3,883	3,893
		15,370

Food and Drug—0.1%
Opal Bidco SAS 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.686%, 4/28/32(7)	2,858	2,873
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 7.166%, 4/1/32(7)	3,404	3,400
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.966%, 2/6/30(7)	2,726	2,701
Entain plc Tranche B-6 (2 month Term SOFR + 2.250%) 5.922%, 10/31/29(7)	3,459	3,436
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.422%, 11/30/30(7)	4,559	4,551
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.784%, 11/5/31(7)	3,502	3,513
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 5.986%, 4/14/29(7)	3,144	3,151
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(7)	3,515	3,515
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(7)	3,920	3,781
		24,648

Health Care—0.3%
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/12/32(7)	810	814
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(7)	3,242	3,252
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.466%, 12/9/31(7)	4,077	4,088
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 2/21/31(7)	2,876	2,888
	Par Value(1)	Value

Health Care—continued
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 12/3/31(7)	$3,807	$3,797
		14,839

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 12/17/31(7)	2,475	2,488
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 3/19/29(7)	3,742	3,754
		6,242

Information Technology—0.2%
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 1/31/31(7)	2,810	2,806
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(7)	2,227	2,239
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(7)	3,772	3,774
		8,819

Manufacturing—0.3%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(7)	3,487	3,509
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.466%, 6/4/31(7)	3,935	3,943
Madison IAQ LLC 2025 (1 month Term SOFR + 2.750%) 6.637%, 11/8/32(7)	4,268	4,291
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.721%, 3/17/32(7)	1,159	1,161
		12,904

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(7)	1,970	1,979
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 6/28/32(7)	4,224	4,242
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(7)	3,607	3,594
		9,815

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.235%, 12/15/31(7)	$3,244	$3,246
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(7)	3,492	3,363
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(7)	3,415	3,423
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(7)	4,301	4,069
		14,101

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.840%, 10/30/30(7)	2,040	2,035
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.422%, 9/30/31(7)	3,640	3,649
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.868%, 11/21/31(7)	3,496	3,509
		9,193

Media / Telecom - Telecommunications—0.0%
Altice France S.A. Tranche B-12 (3 month Term SOFR + 5.063%) 9.048%, 10/30/28(7)	1,061	1,046
Media / Telecom - Wireless Communications—0.1%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.966%, 11/22/28(7)	3,762	3,764
Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(7)	2,400	2,374
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.172%, 10/26/30(7)	2,908	2,919
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(7)	1,260	1,269
		6,562

Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.716%, 8/12/32(7)	3,770	3,774
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(7)	3,593	3,599
	Par Value(1)	Value

Service—continued
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.840%, 4/20/29(7)	$2,910	$2,910
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(7)	1,485	1,485
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(7)	3,990	3,805
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(7)	2,819	2,822
		18,395

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C 6.980%, 2/24/32(7)(12)	2,305	2,304
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.250%) 6.120%, 10/16/31(7)	3,391	3,408
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.216%, 5/6/30(7)	2,912	2,912
		8,624

Utilities—0.3%
Astoria Energy LLC Tranche B (1 - 3 month Term SOFR + 2.750%) 6.422% - 6.466%, 6/23/32(7)	2,544	2,560
Cornerstone Generation LLC Tranche B (2 month Term SOFR + 3.250%) 7.093%, 8/11/32(7)	3,102	3,127
Hunterstown Generation LLC (3 month Term SOFR + 3.000%) 7.001%, 11/6/31(7)	3,488	3,488
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(7)	1,168	1,175
Tranche C (3 month Term SOFR + 3.000%) 6.672%, 8/29/31(7)	70	71
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(7)	3,127	3,131
		13,552

Total Leveraged Loans (Identified Cost $230,241)		223,416

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stock—0.2%
Financials—0.2%
Bank of New York Mellon Corp. (The) Series F, 4.625%	9,470 (13)	$9,409
Total Preferred Stock (Identified Cost $9,423)		9,409

Common Stock—0.0%
Communication Services—0.0%
Atento Luxco 1 S.A.(14)	46,327	816
Total Common Stock (Identified Cost $—(10))		816

Affiliated Exchange-Traded Funds—1.5%
Financials—1.5%
Virtus Newfleet Securitized Income ETF(15)(16)	1,882,229	45,653
Virtus Newfleet Short Duration High Yield Bond ETF(15)(16)	1,031,000	22,480
		68,133

Total Affiliated Exchange-Traded Funds (Identified Cost $68,620)		68,133

Total Long-Term Investments—97.6% (Identified Cost $4,564,293)		4,576,104

Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(16)(17)	99,719,984	99,720
Total Securities Lending Collateral (Identified Cost $99,720)		99,720

TOTAL INVESTMENTS—99.7% (Identified Cost $4,664,013)		$4,675,824
Other assets and liabilities, net—0.3%		13,590
NET ASSETS—100.0%		$4,689,414

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of security is on loan.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $2,659,914 or 56.7% of net assets.

(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2025.
(7)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	No contractual maturity date.
(10)	Amount is less than $500 (not in thousands).
(11)	Security in default; interest payments are being received.
(12)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Affiliated investment.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
United Kingdom	1
Ireland	1
Canada	1
Mexico	1
Cayman Islands	1
France	1
Other	7
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
As of December 31, 2025, the Fund had the following unfunded loan commitment:
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$328,986	$—	$328,986	$—
Foreign Government Securities	278,953	—	278,953	—
Mortgage-Backed Securities	1,186,118	—	1,186,118	—
Asset-Backed Securities	1,198,145	—	1,190,301	7,844
Corporate Bonds and Notes	1,282,128	—	1,282,128	—
Leveraged Loans	223,416	—	223,350	66 (1)
Preferred Stock	9,409	—	9,409	—
Common Stock	816	816	—	—
Affiliated Exchange-Traded Funds	68,133	68,133	—	—
Securities Lending Collateral	99,720	99,720	—	—
Total Investments	$4,675,824	$168,669	$4,499,245	$7,910

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $7,844 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.